Property and Equipment	12 Months Ended
Mar. 31, 2018
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	March 31, 2018	March 31, 2017
Leasehold improvements	$755,466	$-
Computer and equipment	202,292	50,267
Motor vehicle	161,074	25,468
Less-Accumulated depreciation	(58,456)	(42,911)
Total, net	$1,060,376	$32,824

The Company made non-refundable prepayments for improvements to an office space; architectural and construction work has begun, but the improvements are not yet completed; accordingly, the asset has yet to be placed into service, and the Company has yet to record depreciation for the improvements.

For the years ended March 31, 2018, 2017, and 2016, depreciation expense was $18,852, $21,039, and $20,838, respectively.